UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.68%
Alabama - 2.18%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,597	0.80%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	117	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,037	0.32
5.00%, 05/01/17	1,000	1,122	0.34
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,054	0.63
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	172	0.05
_______________________
		7,099	2.18
_______________________
Alaska - 0.26%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	780	833	0.26
_______________________
		833	0.26
_______________________
Arizona - 3.41%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.91%, 02/01/48[1]	3,100	3,085	0.95
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	201	0.06
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,124	0.35
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/18	795	883	0.27
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,087	0.33
5.00%, 07/01/20	2,800	3,300	1.01
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	145	0.04
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,093	0.34
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	187	0.06
_______________________
		11,105	3.41
_______________________
California - 9.05%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.46
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	995	1,063	0.33
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	109	0.03
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	1,500	1,482	0.45
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/45[1]	2,200	2,174	0.67
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.76%, 04/01/47[1]	1,000	996	0.31
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	135	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	887	0.27
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,122	0.65
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	$1,000	$1,000	0.31%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.34%, 04/01/38[1]	1,300	1,299	0.40
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	963	0.30
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,214	0.37
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,077	0.33
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, 06/15/27	225	234	0.07
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	112	0.03
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	583	0.18
4.00%, 09/02/17	1,215	1,320	0.41
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 09/01/20	900	1,068	0.33
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	1,000	1,097	0.34
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	1,000	1,180	0.36
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/21	100	122	0.04
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 09/01/22	1,600	1,914	0.59
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/20	700	818	0.25
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	700	815	0.25
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.787%, 07/01/19[1]	100	97	0.03
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	200	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	695	0.21
Southern California Edison Co., 1.125%, 05/01/17	455	455	0.14
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,786	0.55
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	104	0.03
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	119	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	497	0.15
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	227	0.07
_______________________
		29,468	9.05
_______________________
Colorado - 1.80%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	226	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	330	0.10
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	579	0.18
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	127	0.04
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	$2,000	$2,202	0.67%
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	769	0.24
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.81%, 09/01/39[1]	475	479	0.15
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,147	0.35
_______________________
		5,859	1.80
_______________________
District of Columbia - 1.21%
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.54%, 10/01/44[1]	975	976	0.30
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,737	0.84
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	211	0.07
_______________________
		3,924	1.21
_______________________
Florida - 11.28%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	688	0.21
5.00%, 06/01/19	150	174	0.05
5.00%, 06/01/20	1,100	1,280	0.39
5.25%, 06/01/17	2,100	2,365	0.73
6.00%, 06/01/16	300	330	0.10
6.00%, 06/01/17	1,275	1,462	0.45
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	2,225	2,581	0.79
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,132	0.35
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	116	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	108	0.03
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,175	0.36
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,324	0.41
5.00%, 11/15/17	2,000	2,267	0.70
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	100	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,270	0.39
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	108	0.03
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,132	0.35
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	575	615	0.19
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	865	927	0.28
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	480	519	0.16
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,435	1,498	0.46
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
5.00%, 07/01/16	$2,100	$2,287	0.70%
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	703	0.22
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	548	0.17
5.00%, 07/01/16	2,000	2,179	0.67
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,659	0.51
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 01/15/20	300	345	0.11
5.00%, 01/15/23	300	344	0.10
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	202	0.06
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,072	0.64
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	575	589	0.18
3.00%, 07/01/16	2,050	2,146	0.66
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	105	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,137	0.35
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	458	0.14
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	295	0.09
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	500	0.15
_______________________
		36,740	11.28
_______________________
Georgia - 3.00%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	350	0.11
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,384	0.43
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,232	0.69
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	228	0.07
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 06/01/44	1,800	1,973	0.61
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	460	0.14
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	107	0.03
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.36%, 07/01/25[1]	700	700	0.21
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,184	0.36
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	595	0.18
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	543	0.17
_______________________
		9,756	3.00
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam - 0.43%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	$1,200	$1,391	0.43%
_______________________
		1,391	0.43
_______________________
Hawaii - 0.92%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	711	0.22
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,484	0.45
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	806	0.25
_______________________
		3,001	0.92
_______________________
Illinois - 7.84%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	102	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,699	0.52
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,811	0.56
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,140	0.35
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 01/01/21	500	585	0.18
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,073	0.33
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	218	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	303	0.09
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 07/01/25[1]	2,000	2,008	0.62
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,156	0.36
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	105	0.03
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,734	0.53
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,020	0.31
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	1,994	0.61
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,407	0.74
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,377	0.42
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,938	0.60
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,228	0.68
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	330	0.10
5.00%, 07/01/21	375	413	0.13
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/20	1,500	1,769	0.54
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04
_______________________
		25,522	7.84
_______________________
Indiana - 1.48%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	500	555	0.17
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	115	0.03
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	$1,400	$1,492	0.46%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,384	0.42
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,132	0.35
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	156	0.05
_______________________
		4,834	1.48
_______________________
Iowa - 0.37%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	932	863	0.26
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	355	0.11
_______________________
		1,218	0.37
_______________________
Kansas - 0.18%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	581	0.18
_______________________
		581	0.18
_______________________
Kentucky - 1.95%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 09/01/24	1,500	1,798	0.55
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	665	685	0.21
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 07/01/17	3,475	3,868	1.19
_______________________
		6,351	1.95
_______________________
Louisiana - 1.69%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	321	0.10
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	262	0.08
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,747	0.54
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 12/01/40[1]	2,000	2,123	0.65
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,049	0.32
_______________________
		5,502	1.69
_______________________
Maine - 0.22%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 07/01/20	600	714	0.22
_______________________
		714	0.22
_______________________
Massachusetts - 2.37%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	173	0.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	104	0.03
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,061	0.33
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,017	0.31
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,300	0.40
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Massachusetts—continued
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.61%, 07/01/38[1]	$995	$994	0.30%
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N-06 (Mandatory Put 07/01/17 @ 100), 0.34%, 07/01/41[1]	1,500	1,496	0.46
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	117	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 12/01/44	1,250	1,370	0.42
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	100	0.03
_______________________
		7,732	2.37
_______________________
Michigan - 3.55%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,579	0.49
Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	690	0.21
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,282	0.70
5.00%, 01/01/21	700	818	0.25
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,696	0.52
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,377	0.42
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	162	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	205	0.06
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	850	963	0.30
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,681	0.52
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	109	0.03
_______________________
		11,562	3.55
_______________________
Minnesota - 0.79%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	350	388	0.12
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	625	663	0.20
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	907	862	0.26
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	615	668	0.21
_______________________
		2,581	0.79
_______________________
Mississippi - 0.67%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,120	2,174	0.67
_______________________
		2,174	0.67
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri - 0.11%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	$55	$56	0.02%
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	200	0.06
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	117	0.03
_______________________
		373	0.11
_______________________
Nebraska - 0.50%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 09/01/44	500	550	0.17
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	600	623	0.19
3.00%, 03/01/43	430	453	0.14
_______________________
		1,626	0.50
_______________________
Nevada - 1.70%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	105	0.03
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	353	0.11
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,569	0.48
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,218	0.68
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,284	0.40
_______________________
		5,529	1.70
_______________________
New Hampshire - 0.19%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	606	0.19
_______________________
		606	0.19
_______________________
New Jersey - 6.68%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,198	0.37
5.00%, 11/01/21	200	242	0.07
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,051	0.32
5.00%, 12/15/17	2,000	2,244	0.69
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 06/15/25	1,200	1,364	0.42
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.96%, 02/01/17[1]	1,025	1,027	0.32
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,500	1,697	0.52
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	100	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,061	0.33
5.00%, 12/01/17	1,420	1,600	0.49
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	1,950	1,956	0.60
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	$1,150	$1,153	0.35%
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	520	0.16
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, 06/15/17	100	104	0.03
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,138	0.66
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 09/15/18	1,200	1,366	0.42
5.00%, 09/15/21	2,000	2,318	0.71
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	614	0.19
_______________________
		21,753	6.68
_______________________
New Mexico - 0.05%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.877%, 12/01/28[1]	170	169	0.05
_______________________
		169	0.05
_______________________
New York - 6.45%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,259	0.69
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	109	0.03
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.56%, 08/01/31[1]	1,250	1,236	0.38
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	1,970	0.61
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.06%, 11/01/20[1]	2,000	2,005	0.62
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 11/15/24	2,000	2,380	0.73
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,213	0.68
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	116	0.04
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,268	0.39
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 07/01/16	125	132	0.04
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	536	0.16
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,130	0.35
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,899	0.89
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	628	659	0.20
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,082	0.64
_______________________
		20,994	6.45
_______________________
North Carolina - 1.27%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	116	0.03
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
North Carolina—continued
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	$400	$476	0.15%
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	196	0.06
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,912	0.89
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	400	445	0.14
_______________________
		4,145	1.27
_______________________
North Dakota - 0.17%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	520	565	0.17
_______________________
		565	0.17
_______________________
Ohio - 4.02%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,374	0.42
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,119	0.34
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,146	0.35
5.00%, 09/01/19	2,000	2,314	0.71
5.00%, 09/01/20	1,030	1,197	0.37
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	800	894	0.28
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,074	0.33
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,118	0.34
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,151	0.35
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,707	0.53
_______________________
		13,094	4.02
_______________________
Oklahoma - 0.54%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	222	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.86%, 01/01/23[1]	1,520	1,523	0.47
_______________________
		1,745	0.54
_______________________
Oregon - 0.33%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,061	0.33
_______________________
		1,061	0.33
_______________________
Pennsylvania - 2.78%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	469	0.14
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,128	0.96
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	210	0.07
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania—continued
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	$1,500	$1,687	0.52%
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.74%, 12/01/18[1]	1,500	1,508	0.46
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,813	0.56
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	235	0.07
_______________________
		9,050	2.78
_______________________
Puerto Rico - 0.78%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	500	385	0.12
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
3.00%, 10/01/18	500	469	0.14
5.00%, 10/01/16	400	412	0.13
5.00%, 10/01/17	500	520	0.16
5.00%, 10/01/19	710	740	0.23
_______________________
		2,526	0.78
_______________________
South Carolina - 1.29%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,125	0.34
5.00%, 11/01/20	500	580	0.18
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	915	1,002	0.31
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,386	0.43
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	101	0.03
_______________________
		4,194	1.29
_______________________
Tennessee - 1.29%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	127	0.04
5.00%, 12/01/18	100	117	0.03
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.66%, 10/01/38[1]	1,400	1,406	0.43
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	895	983	0.30
4.50%, 07/01/37	840	937	0.29
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	600	641	0.20
_______________________
		4,211	1.29
_______________________
Texas - 6.57%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	275	305	0.09
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.81%, 05/15/34[1]	$1,400	$1,408	0.43%
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,750	0.54
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	550	612	0.19
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	109	0.03
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	100	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,825	0.56
4.00%, 12/01/16	955	1,036	0.32
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	109	0.03
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,066	0.33
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,184	0.36
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,159	0.36
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 12/15/16	1,500	1,588	0.49
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 11/15/23	125	142	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	506	0.16
5.00%, 11/15/18	275	319	0.10
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 07/01/31[1]	200	200	0.06
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	104	0.03
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.59%, 05/15/48[1]	850	853	0.26
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	102	0.03
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,325	1,332	0.41
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	114	0.03
6.00%, 01/01/21	100	114	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	980	1,139	0.35
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 10/01/20	1,180	1,371	0.42
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	100	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/23	350	380	0.12
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,603	0.49
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	677	0.21
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	$100	$100	0.03%
_______________________
		21,407	6.57
_______________________
Virginia - 0.44%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	850	916	0.28
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	228	0.07
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	285	0.09
_______________________
		1,429	0.44
_______________________
Washington - 3.73%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,049	0.63
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/22	15	16	—
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded 07/01/16 @ 100), 5.00%, 07/01/22	85	93	0.03
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	522	0.16
5.00%, 07/01/17	1,000	1,128	0.35
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,861	0.57
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	166	0.05
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,625	0.50
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	113	0.03
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/20	2,000	2,363	0.73
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	939	0.29
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,282	0.39
_______________________
		12,157	3.73
_______________________
Wisconsin - 1.14%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,306	0.40
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	111	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,334	0.41
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	946	0.29
_______________________
		3,697	1.14
_______________________
Total bonds & notes (cost: $297,827,000)		308,278	94.68
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.26%
Athens-Clarke County Unified Govt. Dev. Auth., College & Univ. Imps. Rev. Bonds, 0.05%, 07/01/35[1]	$1,400	$1,400	0.43%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.04%, 01/15/45[1]	1,000	1,000	0.31
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.06%, 11/15/35[1]	1,000	1,000	0.31
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	1,300	1,300	0.40
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.05%, 12/01/33[1]	2,400	2,400	0.74
County of Jackson, Ind. Rev. Ref. Bonds, 0.04%, 06/01/23[1]	1,700	1,700	0.52
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.04%, 08/01/44[1]	1,000	1,000	0.31
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.05%, 12/01/30[1]	1,700	1,700	0.52
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.04%, 12/01/30[1]	1,000	1,000	0.31
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series K, 0.05%, 11/01/35[1]	800	800	0.24
Missouri State Health & Educ. Facs Auth., College & Univ., Rev. Ref. Bonds, Series C, 0.04%, 09/01/30[1]	2,100	2,100	0.64
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.08%, 07/01/38[1]	680	680	0.21
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.05%, 07/01/43[1]	1,000	1,000	0.31
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.05%, 12/01/35[1]	600	600	0.18
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 0.05%, 10/01/41[1]	2,700	2,700	0.83
_______________________
Total short-term securities (cost: $20,380,000)		20,380	6.26
_______________________
Total investment securities (cost: $318,207,000)		328,658	100.94
Other assets less liabilities		(3,050)	(0.94)
_______________________
Net assets		$325,608	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $659,379, representing 0.20% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 83.53%
Alabama - 1.36%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,037	0.68%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,027	0.68
_______________________
		2,064	1.36
_______________________
Arizona - 0.97%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	384	0.25
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	201	0.13
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	282	0.19
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	611	0.40
_______________________
		1,478	0.97
_______________________
California - 8.41%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	550	544	0.36
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/45[1]	1,500	1,482	0.97
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 04/01/47[1]	625	631	0.41
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	571	0.38
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,178	0.77
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.34%, 04/01/38[1]	500	500	0.33
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.36%, 10/01/47[1]	300	300	0.20
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	864	0.57
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	651	0.43
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 09/01/18	585	677	0.44
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 12/01/19	200	223	0.15
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,000	1,174	0.77
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 09/01/20	600	711	0.47
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	314	0.21
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 07/01/20	500	601	0.39
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 07/01/37[1]	750	798	0.52
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	457	0.30
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,124	0.74
_______________________
		12,800	8.41
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado - 2.35%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	$400	$441	0.29%
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,020	0.67
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,013	0.67
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	524	0.34
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	525	582	0.38
_______________________
		3,580	2.35
_______________________
Connecticut - 0.64%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 11/15/32	490	538	0.35
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	439	0.29
_______________________
		977	0.64
_______________________
District of Columbia - 1.88%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	104	0.07
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.66%, 12/01/15[1]	1,000	1,004	0.66
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.54%, 10/01/44[1]	600	600	0.39
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,149	0.76
_______________________
		2,857	1.88
_______________________
Florida - 7.33%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	2,100	2,436	1.60
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	629	0.41
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	796	0.52
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	235	0.16
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,375	0.90
5.00%, 10/01/17	450	511	0.34
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 10/01/17	1,000	1,132	0.74
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	455	493	0.32
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	260	281	0.19
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,514	1.00
5.00%, 07/01/16	190	207	0.14
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	329	0.22
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	675	705	0.46
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	$500	$504	0.33%
_______________________
		11,147	7.33
_______________________
Georgia - 3.17%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	282	0.19
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 11/01/19	1,000	1,178	0.77
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 06/01/44	650	712	0.47
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 06/01/19	1,155	1,349	0.89
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.36%, 07/01/25[1]	1,300	1,299	0.85
_______________________
		4,820	3.17
_______________________
Guam - 0.43%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	655	0.43
_______________________
		655	0.43
_______________________
Hawaii - 0.82%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	101	0.07
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,144	0.75
_______________________
		1,245	0.82
_______________________
Illinois - 6.32%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,051	0.69
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, 01/01/15	100	102	0.07
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	338	0.22
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	342	0.23
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,412	0.93
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,156	0.76
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	716	0.47
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,711	1.13
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,041	0.68
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,056	0.69
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	687	0.45
_______________________
		9,612	6.32
_______________________
Indiana - 1.10%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	643	0.42
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	500	578	0.38
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	$405	$457	0.30%
_______________________
		1,678	1.10
_______________________
Kentucky - 0.84%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	235	242	0.16
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,039	0.68
_______________________
		1,281	0.84
_______________________
Louisiana - 0.88%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,240	1,347	0.88
_______________________
		1,347	0.88
_______________________
Maine - 0.47%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 07/01/18	625	723	0.47
_______________________
		723	0.47
_______________________
Massachusetts - 2.28%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	100	0.06
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.36%, 08/01/43[1]	1,750	1,750	1.15
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	653	0.43
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N-06 (Mandatory Put 07/01/17 @ 100), 0.34%, 07/01/41[1]	500	499	0.33
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	102	0.07
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 12/01/44	250	274	0.18
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	100	0.06
_______________________
		3,478	2.28
_______________________
Michigan - 1.98%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,115	0.73
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	500	0.33
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,050	0.69
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	341	0.23
_______________________
		3,006	1.98
_______________________
Minnesota - 1.23%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	500	554	0.36
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Minnesota—continued
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	$300	$326	0.21%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	900	997	0.66
_______________________
		1,877	1.23
_______________________
Missouri - 0.64%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	330	370	0.24
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	550	599	0.40
_______________________
		969	0.64
_______________________
Nebraska - 1.84%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 03/01/44	500	527	0.35
4.00%, 09/01/44	1,000	1,100	0.72
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	500	519	0.34
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, 09/01/43	625	659	0.43
_______________________
		2,805	1.84
_______________________
Nevada - 0.77%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 07/01/16	300	326	0.22
5.00%, 07/01/17	750	844	0.55
_______________________
		1,170	0.77
_______________________
New Hampshire - 0.45%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	684	0.45
_______________________
		684	0.45
_______________________
New Jersey - 7.24%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	642	0.42
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 06/15/19	750	854	0.56
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,100	0.72
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.64%, 02/01/15[1]	525	525	0.35
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.96%, 02/01/17[1]	1,000	1,002	0.66
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	600	679	0.45
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,016	0.67
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	530	0.35
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	250	251	0.17
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	$500	$501	0.33%
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,069	0.70
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 09/15/18	750	854	0.56
5.00%, 09/15/19	1,500	1,725	1.13
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	225	263	0.17
_______________________
		11,011	7.24
_______________________
New Mexico - 0.11%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.877%, 12/01/28[1]	170	169	0.11
_______________________
		169	0.11
_______________________
New York - 6.30%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 11/01/19	750	891	0.59
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,105	0.73
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.61%, 08/01/25[1]	1,000	999	0.66
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.96%, 11/01/18[1]	1,000	1,005	0.66
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, 11/15/20	850	1,008	0.66
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	428	0.28
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	563	0.37
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	500	507	0.33
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	300	348	0.23
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	293	308	0.20
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,379	0.91
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	1,000	1,039	0.68
_______________________
		9,580	6.30
_______________________
North Dakota - 0.16%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	225	245	0.16
_______________________
		245	0.16
_______________________
Ohio - 3.08%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,765	1.16
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 01/01/17	750	824	0.54
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,004	0.66
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio—continued
5.00%, 09/01/15	$500	$525	0.35%
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	525	568	0.37
_______________________
		4,686	3.08
_______________________
Oklahoma - 0.20%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	128	0.09
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 10/01/19	150	170	0.11
_______________________
		298	0.20
_______________________
Oregon - 1.75%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.06%, 10/01/22[1]	2,225	2,234	1.47
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	425	0.28
_______________________
		2,659	1.75
_______________________
Pennsylvania - 1.20%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	782	0.52
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,039	0.68
_______________________
		1,821	1.20
_______________________
Puerto Rico - 0.58%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 10/01/16	250	257	0.17
5.00%, 10/01/17	250	260	0.17
5.00%, 10/01/18	350	365	0.24
_______________________
		882	0.58
_______________________
South Carolina - 0.76%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	550	602	0.39
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	459	0.30
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	101	0.07
_______________________
		1,162	0.76
_______________________
Tennessee - 1.16%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	101	0.07
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.66%, 10/01/38[1]	700	703	0.46
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	445	489	0.32
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Tennessee—continued
4.50%, 07/01/37	$420	$469	0.31%
_______________________
		1,762	1.16
_______________________
Texas - 7.02%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,075	0.71
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.81%, 05/15/34[1]	600	603	0.40
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.66%, 05/15/34[1]	1,000	1,006	0.66
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	500	556	0.37
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.65%, 08/15/21[1]	1,000	1,002	0.66
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 12/01/16	100	109	0.07
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	232	0.15
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	500	586	0.39
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 12/15/16	350	371	0.24
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 07/01/31[1]	200	200	0.13
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 02/15/18	455	520	0.34
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	600	603	0.40
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	465	0.31
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	655	0.43
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	342	0.22
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	330	356	0.23
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	737	0.48
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	527	0.35
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.41%, 04/01/32[1]	500	501	0.33
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	235	0.15
_______________________
		10,681	7.02
_______________________
Virginia - 0.78%
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 03/15/20	1,000	1,185	0.78
_______________________
		1,185	0.78
_______________________
Washington - 5.96%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	518	0.34
5.00%, 07/01/15	1,250	1,306	0.86
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,067	0.70
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	$600	$690	0.45%
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/15	1,000	1,065	0.70
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, 07/01/15	500	522	0.34
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,091	0.72
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/18	1,500	1,731	1.14
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	645	0.42
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	410	439	0.29
_______________________
		9,074	5.96
_______________________
Wisconsin - 1.07%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,113	0.73
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	521	0.34
_______________________
		1,634	1.07
_______________________
Total bonds & notes (cost: $125,149,000)		127,102	83.53
_______________________
Short-term securities - 21.28%
Athens-Clarke County Unified Govt. Dev. Auth., College & Univ. Imps. Rev. Bonds, 0.05%, 07/01/35[1]	1,400	1,400	0.92
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.04%, 01/15/45[1]	1,185	1,185	0.78
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.06%, 11/15/35[1]	300	300	0.20
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, 11/15/35[1]	450	450	0.30
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	1,200	1,200	0.79
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.05%, 12/01/33[1]	3,500	3,500	2.30
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.05%, 08/01/35[1]	1,000	1,000	0.66
Harris County Cultural Educ. Facs. Fin. Corp. Rev. Ref. Bonds, Series B-1, 0.07%, 09/01/31[1]	1,300	1,300	0.85
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.04%, 08/01/44[1]	1,200	1,200	0.79
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.04%, 08/01/44[1]	450	450	0.30
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.05%, 08/15/38[1]	250	250	0.16
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series N-4, 0.05%, 10/01/49[1]	1,850	1,850	1.22
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.05%, 12/01/30[1]	700	700	0.46
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.04%, 12/01/30[1]	1,985	1,985	1.30
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.05%, 12/01/30[1]	500	500	0.33
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series F, 0.05%, 12/01/30[1]	2,000	2,000	1.31
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.05%, 02/15/34[1]	800	800	0.53
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Missouri State Health & Educ. Facs Auth., College & Univ., Rev. Bonds, Series A-2, 0.04%, 10/01/35[1]	$2,200	$2,200	1.45%
Missouri State Health & Educ. Facs Auth., College & Univ., Rev. Ref. Bonds, Series C, 0.04%, 09/01/30[1]	2,100	2,100	1.38
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.08%, 06/01/31[1]	2,425	2,425	1.59
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.05%, 12/01/35[1]	1,280	1,280	0.84
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.07%, 07/01/37[1]	2,000	2,000	1.31
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 0.05%, 10/01/41[1]	2,300	2,300	1.51
_______________________
Total short-term securities (cost: $32,375,000)		32,375	21.28
_______________________
Total investment securities (cost: $157,524,000)		159,477	104.81
Other assets less liabilities		(7,315)	(4.81)
_______________________
Net assets		$152,162	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $307,710, representing 0.20% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group California Core Municipal Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 87.56%
California - 82.97%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,102	0.43%
5.00%, 11/15/20	715	795	0.31
5.00%, 11/15/21	495	549	0.21
5.00%, 11/15/22	1,000	1,106	0.43
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.58
5.125%, 09/01/20	1,500	1,694	0.66
5.25%, 05/15/20	1,000	1,127	0.44
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	461	0.18
5.00%, 04/01/20	550	642	0.25
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	641	0.25
5.00%, 09/02/22	225	238	0.09
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	446	0.17
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,492	0.58
5.00%, 10/01/22	975	1,169	0.45
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 03/01/19	875	991	0.38
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 09/01/24	455	527	0.20
5.00%, 09/01/25	425	487	0.19
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	625	0.24
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.16%, 04/01/45[1]	3,700	3,712	1.44
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/45[1]	2,800	2,767	1.07
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,522	0.59
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	117	0.04
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	611	0.24
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	721	0.28
5.00%, 09/01/26	500	515	0.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,101	0.43
5.00%, 02/01/21	550	647	0.25
5.00%, 10/01/21	700	819	0.32
5.00%, 11/01/21	525	553	0.21
5.50%, 04/01/29	300	343	0.13
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	659	0.26
5.00%, 01/01/18	125	144	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	198	0.08
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 11/01/21	$560	$622	0.24%
4.00%, 11/01/22	500	548	0.21
4.50%, 11/01/17	335	374	0.14
5.00%, 01/01/24	100	116	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 08/15/16	710	756	0.29
5.00%, 08/15/18	1,100	1,273	0.49
5.00%, 08/15/25	400	475	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	319	0.12
5.00%, 10/01/22	770	891	0.34
5.00%, 11/15/24	150	172	0.07
5.00%, 11/15/25	375	428	0.17
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,583	0.61
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	114	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	525	546	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	1,005	1,173	0.45
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 10/01/19	525	618	0.24
5.00%, 11/15/19	1,350	1,597	0.62
5.00%, 03/01/20	675	783	0.30
5.00%, 11/15/20	500	598	0.23
5.00%, 11/15/21	350	416	0.16
5.00%, 03/01/23	1,000	1,169	0.45
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	454	0.18
5.00%, 08/15/20	300	358	0.14
5.00%, 11/15/21	1,000	1,055	0.41
5.375%, 07/01/21	1,500	1,506	0.58
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	244	0.09
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,750	2,061	0.80
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	101	0.04
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	1,000	1,000	0.39
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.34%, 04/01/38[1]	2,500	2,499	0.97
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.36%, 10/01/47[1]	1,800	1,801	0.70
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	108	0.04
4.50%, 10/01/26	100	107	0.04
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	112	0.04
5.00%, 02/01/19	100	111	0.04
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	184	0.07
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	$465	$519	0.20%
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	165	0.06
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 08/15/30	1,000	1,101	0.43
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	765	0.30
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	230	0.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,308	0.89
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	112	0.04
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	260	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	238	0.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,443	0.56
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	115	0.04
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,167	0.45
5.00%, 12/01/23	200	231	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	206	0.08
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	337	0.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,546	0.60
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,358	0.53
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	208	0.08
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	722	0.28
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	878	0.34
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	955	1,012	0.39
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 11/01/21	1,645	1,744	0.68
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,135	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	110	0.04
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	702	0.27
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,197	0.46
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	1,000	0.39
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/16	100	104	0.04
5.00%, 05/15/19	600	672	0.26
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 11/01/19	$1,000	$1,151	0.45%
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 10/01/23	500	570	0.22
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 10/01/21	1,625	1,915	0.74
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 11/01/19	2,000	2,239	0.87
5.00%, 11/01/24	600	646	0.25
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 09/01/20	1,000	1,186	0.46
5.00%, 09/01/22	450	536	0.21
5.00%, 09/01/25	665	782	0.30
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	575	0.22
5.00%, 09/01/22	1,400	1,619	0.63
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	750	903	0.35
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	201	0.08
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	338	0.13
3.15%, 09/02/21	570	582	0.23
3.55%, 09/02/23	350	357	0.14
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,157	0.45
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 09/01/23	535	610	0.24
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	516	0.20
4.375%, 09/02/21	700	722	0.28
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,254	0.49
3.00%, 09/02/20	1,250	1,305	0.50
3.25%, 09/02/22	700	724	0.28
3.375%, 09/02/23	850	871	0.34
4.00%, 09/02/18	500	550	0.21
4.00%, 09/02/19	475	516	0.20
4.50%, 09/02/22	250	258	0.10
4.75%, 09/02/23	250	258	0.10
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	118	0.05
City of Long Beach, Port, Airport & Marina Rev.. Rev. Ref. Bonds, Series C, 3.00%, 11/15/18	2,250	2,447	0.95
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	123	0.05
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	102	0.04
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,021	0.40
4.00%, 09/01/16	2,000	2,091	0.81
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	799	0.31
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	$275	$305	0.12%
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,501	0.58
5.00%, 09/01/24	860	974	0.38
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	209	0.08
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	519	0.20
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,064	0.41
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	100	0.04
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 09/01/22	1,100	1,320	0.51
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	2,000	2,194	0.85
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,416	0.55
5.00%, 06/01/21	1,200	1,427	0.55
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	114	0.04
5.25%, 11/01/25	100	114	0.04
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	811	0.31
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	204	0.08
4.00%, 09/02/21	1,350	1,392	0.54
4.00%, 09/02/23	430	443	0.17
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	112	0.04
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 09/01/23	500	583	0.23
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 09/01/19	500	562	0.22
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 09/01/19	200	232	0.09
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	104	0.04
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	888	0.34
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	837	0.32
5.00%, 11/01/21	500	586	0.23
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, 5.00%, 06/01/22	15	17	0.01
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 06/01/22	85	97	0.04
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	546	0.21
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,165	0.45
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 09/01/22	1,190	1,424	0.55
5.00%, 09/01/24	1,000	1,201	0.47
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/19	$1,000	$1,161	0.45%
Los Angeles County Regional Fncg. Auth.,Health Care Facs. Repayment of Bank Loan, Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 11/15/20	420	428	0.17
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	228	0.09
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,005	0.39
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	826	0.32
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	349	0.13
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	236	0.09
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 07/01/19	2,175	2,574	1.00
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,201	0.47
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/24	100	116	0.04
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,082	0.42
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	742	0.29
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	103	0.04
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	523	0.20
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,500	1,502	0.58
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,100	1,101	0.43
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	800	844	0.33
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	452	0.18
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	442	0.17
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	485	0.19
5.00%, 08/01/20	375	436	0.17
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	157	0.06
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,207	0.47
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	816	0.32
5.50%, 07/01/21	1,000	1,194	0.46
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	226	0.09
5.00%, 07/01/19	200	236	0.09
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	$500	$573	0.22%
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 08/01/24	1,000	1,203	0.47
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	420	0.16
4.00%, 10/01/21	1,485	1,615	0.63
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (AGM Insured), 5.00%, 02/01/19	965	1,074	0.42
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	371	0.14
4.50%, 09/01/20	445	459	0.18
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	516	0.20
3.75%, 09/15/18	770	795	0.31
4.00%, 09/15/20	340	373	0.14
4.00%, 09/15/22	440	480	0.19
5.00%, 09/01/20	605	698	0.27
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured), 5.00%, 09/01/20	775	922	0.36
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	103	0.04
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, 12/01/18	500	586	0.23
5.00%, 12/01/25	1,190	1,454	0.56
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	539	0.21
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	700	0.27
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	846	0.33
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/18	1,000	1,169	0.45
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	225	270	0.10
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 07/01/20	700	822	0.32
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A, 5.00%, 07/01/18	850	974	0.38
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	811	0.31
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	897	0.35
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	475	516	0.20
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	117	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	100	0.04
4.00%, 08/01/20	100	110	0.04
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	935	0.36
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	116	0.04
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	469	0.18
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	$300	$347	0.13%
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	294	0.11
5.00%, 08/01/18	275	313	0.12
5.25%, 08/01/19	290	339	0.13
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	514	0.20
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	909	0.35
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,359	0.53
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	558	0.22
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	401	0.16
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 08/01/18	800	885	0.34
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,009	0.39
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	231	0.09
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 06/15/22	650	737	0.29
5.00%, 06/15/20	500	597	0.23
5.00%, 06/15/22	500	603	0.23
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	902	0.35
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	325	0.13
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	644	0.25
4.25%, 09/01/21	1,560	1,608	0.62
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,140	0.44
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,207	0.47
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	943	0.37
5.00%, 08/15/20	1,000	1,032	0.40
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.89%, 11/01/14[1]	1,700	1,700	0.66
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	232	0.09
5.00%, 07/01/20	1,550	1,863	0.72
5.00%, 07/01/23	800	949	0.37
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	557	0.22
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	546	0.21
5.00%, 07/01/18	350	407	0.16
5.00%, 07/01/21	750	912	0.35
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/19	$1,000	$1,185	0.46%
5.00%, 07/01/20	245	294	0.11
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	116	0.04
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	120	0.05
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	750	819	0.32
State of California, G.O. General Fund Ref. Bonds:
4.00%, 12/01/20	1,175	1,351	0.52
5.00%, 02/01/19	2,000	2,338	0.91
5.00%, 02/01/20	2,700	3,215	1.24
5.00%, 12/01/24	800	966	0.37
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	704	0.27
5.25%, 10/01/20	650	779	0.30
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	117	0.05
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,261	0.49
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,073	0.42
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 09/01/25	200	230	0.09
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	102	0.04
5.00%, 01/01/22	1,500	1,692	0.66
5.25%, 01/01/24	100	114	0.04
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	568	0.22
5.00%, 01/01/20	610	716	0.28
5.00%, 01/01/22	700	810	0.31
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	142	0.05
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	549	0.21
5.00%, 05/15/20	500	597	0.23
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	206	0.08
_______________________
		214,222	82.97
_______________________
District of Columbia - 0.04%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	113	0.04
_______________________
		113	0.04
_______________________
Florida - 0.23%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	580	0.23
_______________________
		580	0.23
_______________________
Guam - 1.14%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam—continued
5.00%, 10/01/19	$150	$172	0.07%
5.00%, 10/01/20	225	260	0.10
5.00%, 10/01/21	350	405	0.16
5.00%, 10/01/22	710	823	0.32
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	1,100	1,275	0.49
_______________________
		2,935	1.14
_______________________
Iowa - 0.04%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	115	0.04
_______________________
		115	0.04
_______________________
Michigan - 0.04%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	110	0.04
_______________________
		110	0.04
_______________________
Oregon - 0.39%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.06%, 10/01/22[1]	1,000	1,004	0.39
_______________________
		1,004	0.39
_______________________
Puerto Rico - 2.02%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	730	561	0.22
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	382	0.15
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
3.00%, 10/01/18	355	333	0.13
5.00%, 10/01/16	350	361	0.14
5.00%, 10/01/17	500	520	0.20
5.00%, 10/01/19	500	521	0.20
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 10/01/21	1,000	1,030	0.40
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,059	0.41
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	500	448	0.17
_______________________
		5,215	2.02
_______________________
Texas - 0.47%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.81%, 05/15/34[1]	1,100	1,106	0.43
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	107	0.04
_______________________
		1,213	0.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U. S. Virgin Islands - 0.22%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 10/01/24	$500	$567	0.22%
_______________________
		567	0.22
_______________________
Total bonds & notes (cost: $218,541,000)		226,074	87.56
_______________________
Short-term securities - 12.19%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, Series B, 0.05%, 09/01/38[1]	400	400	0.16
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.03%, 11/01/35[1]	2,320	2,320	0.90
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.04%, 11/01/26[1]	7,000	7,000	2.70
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.03%, 08/15/36[1]	3,800	3,800	1.47
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.05%, 08/15/27[1]	1,950	1,950	0.76
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.03%, 05/15/24[1]	1,700	1,700	0.66
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.04%, 09/02/29[1]	2,100	2,100	0.81
City of Irvine California, Special Assessment Ref. Bonds, 0.04%, 09/02/50[1]	1,800	1,800	0.70
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.02%, 07/01/34[1]	1,000	1,000	0.39
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.04%, 07/01/34[1]	2,900	2,900	1.12
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.02%, 07/01/35[1]	1,800	1,800	0.70
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.04%, 07/01/23[1]	4,700	4,700	1.82
_______________________
Total short-term securities (cost: $31,470,000)		31,470	12.19
_______________________
Total investment securities (cost: $250,011,000)		257,544	99.75
Other assets less liabilities		641	0.25
_______________________
Net assets		$258,185	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Short-Term Municipal Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 75.97%
California - 72.04%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.36%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	218	0.16
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	424	0.31
5.00%, 04/01/18	250	285	0.21
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 03/01/18	500	559	0.40
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	250	247	0.18
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/45[1]	500	494	0.36
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	761	0.55
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.76%, 04/01/47[1]	1,675	1,668	1.21
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 04/01/47[1]	600	606	0.44
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	280	0.20
5.00%, 04/01/17	400	449	0.32
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	649	0.47
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 08/01/19	700	824	0.60
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	350	365	0.26
4.00%, 09/01/16	75	81	0.06
4.00%, 02/01/17	100	109	0.08
5.00%, 10/01/16	250	274	0.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	527	0.38
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	422	0.31
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	155	0.11
4.00%, 04/01/16	300	318	0.23
4.00%, 04/01/17	200	217	0.16
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 08/15/17	510	571	0.41
5.00%, 08/15/18	500	579	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	219	0.16
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	375	390	0.28
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	157	0.11
5.00%, 11/15/16	225	239	0.17
5.00%, 01/01/19	500	576	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	468	0.34
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 03/01/18	200	219	0.16
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 03/01/19	$500	$551	0.40%
5.00%, 08/15/14	400	401	0.29
5.00%, 11/15/16	250	276	0.20
5.00%, 10/01/18	500	580	0.42
5.00%, 10/01/19	525	618	0.45
5.00%, 11/15/19	300	351	0.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	157	0.11
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	914	0.66
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	202	0.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	500	590	0.43
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	500	500	0.36
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.34%, 04/01/38[1]	1,100	1,100	0.80
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.36%, 10/01/47[1]	1,000	1,000	0.72
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/16	200	215	0.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	222	0.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,443	1.04
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	588	0.43
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,083	0.78
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	449	0.32
5.00%, 04/01/18	400	459	0.33
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 11/01/17	210	232	0.17
4.00%, 11/01/19	500	566	0.41
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	534	0.39
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	423	0.31
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	538	0.39
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	250	290	0.21
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	474	0.34
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	104	0.08
5.00%, 10/01/16	240	264	0.19
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	353	0.26
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	143	0.10
5.00%, 11/01/18	400	468	0.34
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	$400	$442	0.32%
5.00%, 11/01/17	350	400	0.29
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	544	0.39
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	671	0.49
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	404	0.29
5.00%, 11/01/15	300	317	0.23
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 11/15/19	160	174	0.13
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 10/01/18	700	800	0.58
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 09/01/17	500	563	0.41
5.00%, 09/01/20	625	741	0.54
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	528	0.38
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,028	1.47
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	586	0.42
5.00%, 10/01/19	555	659	0.48
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,107	0.80
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 05/15/18	225	252	0.18
City of Long Beach, Port, Airport & Marina Rev.. Rev. Ref. Bonds, Series C, 3.00%, 11/15/18	1,250	1,359	0.98
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	645	0.47
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/16	100	107	0.08
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	446	0.32
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	579	0.42
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	493	0.36
5.00%, 09/01/20	545	626	0.45
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	591	0.43
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 09/01/18	500	579	0.42
5.00%, 09/01/19	600	705	0.51
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 12/01/19	600	670	0.48
5.00%, 12/01/20	500	587	0.42
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	575	0.42
5.00%, 06/01/19	500	587	0.42
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	331	0.24
5.00%, 11/01/18	425	494	0.36
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 09/01/18	$500	$557	0.40%
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	807	0.58
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	546	0.40
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 09/01/19	1,000	1,174	0.85
Los Angeles County Regional Fncg. Auth.,Health Care Facs. Repayment of Bank Loan, Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 11/15/20	245	249	0.18
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	878	0.64
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	300	307	0.22
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	206	0.15
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, 07/01/18	550	597	0.43
5.00%, 07/01/15	420	439	0.32
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series C, 4.00%, 07/01/20	300	344	0.25
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C:
5.00%, 07/01/19	1,600	1,893	1.37
5.00%, 07/01/20	500	601	0.43
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/18	500	580	0.42
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	537	0.39
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	200	209	0.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,600	1,602	1.16
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	500	501	0.36
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 07/01/37[1]	700	745	0.54
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	314	0.23
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	388	0.28
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	573	0.41
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	382	0.28
4.00%, 10/01/18	300	329	0.24
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (AGM Insured), 5.00%, 02/01/19	1,000	1,113	0.81
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 09/01/19	370	435	0.31
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured), 5.00%, 09/01/20	750	892	0.65
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	254	0.18
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 12/01/18	$500	$586	0.42%
5.00%, 12/01/19	500	596	0.43
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	104	0.08
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	255	0.18
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	284	0.21
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	282	0.20
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	559	0.40
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	443	0.32
5.00%, 08/01/18	1,000	1,169	0.85
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	271	0.20
5.00%, 07/01/17	650	730	0.53
5.00%, 07/01/18	100	115	0.08
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	579	0.42
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	956	0.69
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	190	0.14
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	312	0.23
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	217	0.16
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	577	0.42
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	580	0.42
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	104	0.08
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	319	0.23
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	337	0.24
4.00%, 08/01/19	475	541	0.39
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 06/15/20	775	880	0.64
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.00%, 09/01/17	820	846	0.61
4.00%, 09/01/18	175	181	0.13
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	530	0.38
5.00%, 03/01/18	750	863	0.62
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.89%, 11/01/14[1]	1,200	1,200	0.87
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	233	0.17
5.00%, 07/01/16	200	218	0.16
5.00%, 07/01/17	750	848	0.61
5.00%, 07/01/18	200	232	0.17
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	161	0.12
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/17	$775	$876	0.63%
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	546	0.39
5.00%, 07/01/18	350	407	0.29
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	769	0.56
5.00%, 07/01/19	600	711	0.51
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	349	0.25
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	546	0.40
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.939%, 12/01/29[1]	500	505	0.37
State of California, G.O. General Fund Ref. Bonds:
5.00%, 02/01/18	1,000	1,146	0.83
5.00%, 02/01/19	650	760	0.55
State of California, G.O. General Fund Ref. Notes:
5.00%, 04/01/15	500	516	0.37
5.00%, 12/01/19	900	1,071	0.78
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	260	0.19
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, 09/01/17	500	552	0.40
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	558	0.40
5.00%, 06/01/15	200	208	0.15
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.81%, 05/01/17[1]	400	403	0.29
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	641	0.46
5.50%, 04/01/19	2,050	2,451	1.77
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 04/01/16	340	359	0.26
4.00%, 04/01/17	350	378	0.27
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 09/01/19	525	607	0.44
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	102	0.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 01/01/18	250	276	0.20
5.00%, 01/01/17	300	332	0.24
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	380	0.28
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	217	0.16
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 01/01/18	300	332	0.24
_______________________
		99,537	72.04
_______________________
Colorado - 0.25%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	339	0.25
_______________________
		339	0.25
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida - 1.05%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	$600	$685	0.50%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	100	116	0.08
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	654	0.47
_______________________
		1,455	1.05
_______________________
Guam - 0.24%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	328	0.24
_______________________
		328	0.24
_______________________
Illinois - 0.41%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	500	570	0.41
_______________________
		570	0.41
_______________________
Louisiana - 0.13%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	165	179	0.13
_______________________
		179	0.13
_______________________
Massachusetts - 0.13%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.49%, 01/01/18[1]	175	176	0.13
_______________________
		176	0.13
_______________________
Mississippi - 0.34%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	465	477	0.34
_______________________
		477	0.34
_______________________
Oregon - 0.44%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.06%, 10/01/22[1]	600	603	0.44
_______________________
		603	0.44
_______________________
Puerto Rico - 0.94%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 10/01/16	200	206	0.15
5.00%, 10/01/17	250	260	0.19
5.00%, 10/01/18	800	834	0.60
_______________________
		1,300	0.94
_______________________
Total bonds & notes (cost: $103,223,000)		104,964	75.97
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 25.35%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.05%, 07/01/41[1]	$1,650	$1,650	1.19%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, Series B, 0.05%, 09/01/38[1]	1,720	1,720	1.25
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.03%, 11/01/35[1]	4,000	4,000	2.89
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.04%, 11/01/26[1]	4,300	4,300	3.12
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.03%, 08/15/36[1]	1,135	1,135	0.82
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.05%, 08/15/27[1]	3,500	3,500	2.53
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.03%, 05/15/24[1]	1,000	1,000	0.72
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.04%, 09/02/29[1]	2,800	2,800	2.03
City of Irvine California, Special Assessment Ref. Bonds, 0.04%, 09/02/50[1]	2,700	2,700	1.95
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.05%, 09/01/51[1]	3,543	3,543	2.57
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.04%, 07/01/34[1]	3,000	3,000	2.17
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.02%, 07/01/35[1]	1,300	1,300	0.94
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.04%, 07/01/23[1]	4,385	4,385	3.17
_______________________
Total short-term securities (cost: $35,033,000)		35,033	25.35
_______________________
Total investment securities (cost: $138,256,000)		139,997	101.32
Other assets less liabilities		(1,825)	(1.32)
_______________________
Net assets		$138,172	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments - 95.14%
U.S. government & government agency bonds & notes - 53.72%
Fannie Mae:
0.375%, 07/05/16	$1,000	$997	0.32%
1.25%, 09/28/16	1,000	1,012	0.32
1.25%, 01/30/17	1,445	1,458	0.47
1.00%, 11/15/17	4,645	4,635	1.48
0.875%, 05/21/18	500	492	0.16
1.75%, 09/12/19	1,545	1,532	0.49
Federal Home Loan Banks:
1.00%, 06/21/17	600	600	0.19
1.875%, 03/13/20	2,910	2,879	0.92
Freddie Mac:
0.75%, 11/25/14	1,025	1,027	0.33
0.50%, 08/28/15	2,500	2,509	0.80
4.75%, 01/19/16	2,000	2,130	0.68
2.50%, 05/27/16	1,000	1,037	0.33
1.00%, 06/29/17	500	499	0.16
4.875%, 06/13/18	500	565	0.18
U.S. Treasury Bonds, 7.625%, 02/15/25	750	1,102	0.35
U.S. Treasury Inflation Indexed Bonds:
0.125%, 04/15/16	4,047	4,134	1.32
2.375%, 01/15/17	389	422	0.13
0.125%, 04/15/18	1,029	1,054	0.34
0.375%, 07/15/23	511	519	0.17
0.625%, 01/15/24	4,078	4,208	1.34
2.00%, 01/15/26	599	704	0.22
U.S. Treasury Notes:
2.375%, 09/30/14	2,500	2,510	0.80
4.00%, 02/15/15	2,575	2,629	0.84
1.25%, 09/30/15	500	506	0.16
4.50%, 02/15/16	500	532	0.17
2.625%, 02/29/16	6,075	6,295	2.01
0.375%, 03/15/16	255	255	0.08
0.50%, 06/15/16	9,125	9,128	2.92
1.50%, 06/30/16	7,020	7,152	2.29
1.50%, 07/31/16	9,965	10,153	3.25
0.625%, 08/15/16	1,000	1,001	0.32
1.00%, 09/30/16	1,000	1,008	0.32
0.625%, 11/15/16	2,750	2,745	0.88
4.625%, 02/15/17	4,000	4,386	1.40
1.00%, 03/31/17	1,000	1,003	0.32
0.875%, 04/30/17	1,000	999	0.32
4.50%, 05/15/17	21,770	23,921	7.65
8.75%, 05/15/17	490	596	0.19
0.875%, 07/15/17	1,000	997	0.32
1.875%, 08/31/17	12,930	13,243	4.23
0.75%, 03/31/18	500	489	0.16
3.875%, 05/15/18	1,000	1,093	0.35
1.375%, 06/30/18	250	249	0.08
4.00%, 08/15/18	4,000	4,400	1.41
1.25%, 10/31/18	500	493	0.16
1.50%, 12/31/18	3,855	3,833	1.22
1.625%, 03/31/19	1,000	997	0.32
1.25%, 04/30/19	500	490	0.16
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
U.S. government & government agency bonds & notes—continued
1.50%, 05/31/19	$2,750	$2,719	0.87%
1.625%, 06/30/19	7,745	7,699	2.46
1.625%, 07/31/19	1,000	994	0.32
1.00%, 09/30/19	500	480	0.15
1.375%, 05/31/20	1,000	966	0.31
2.00%, 11/30/20	1,000	993	0.32
2.25%, 03/31/21	6,100	6,124	1.96
3.125%, 05/15/21	2,000	2,121	0.68
2.00%, 02/15/23	2,000	1,932	0.62
1.75%, 05/15/23	1,000	943	0.30
2.50%, 08/15/23	1,050	1,051	0.34
2.75%, 11/15/23	2,250	2,296	0.73
2.75%, 02/15/24	5,000	5,091	1.63
_______________________
Total U.S. government & government agency bonds & notes		168,027	53.72
_______________________
Mortgage-backed obligations - 14.21%
Federal agency mortgage-backed obligations - 7.77%
Fannie Mae:
4.50%, 07/01/19	91	96	0.03
4.50%, 03/01/20	488	516	0.17
2.717%, 02/25/22	500	502	0.16
3.50%, 10/01/25	4,739	5,000	1.60
2.50%, 11/01/27	1,404	1,415	0.46
2.50%, 12/01/27	498	501	0.15
5.50%, 04/25/37	89	97	0.03
5.50%, 09/01/38	1,048	1,160	0.37
5.00%, 06/01/41	1,350	1,496	0.48
5.00%, 08/01/41	366	405	0.13
3.176%, 09/01/41[1]	229	239	0.08
4.00%, 12/01/99 TBA	5,315	5,572	1.78
4.50%, 12/01/99 TBA	3,525	3,786	1.21
6.00%, 12/01/99 TBA	250	281	0.09
Freddie Mac:
1.873%, 01/25/18	241	245	0.08
2.699%, 05/25/18	790	819	0.26
3.034%, 10/25/20[1]	495	514	0.16
3.974%, 01/25/21[1]	524	572	0.18
2.373%, 05/25/22	500	489	0.16
6.00%, 02/15/37	59	65	0.02
Ginnie Mae:
4.50%, 01/20/40	152	166	0.05
5.075%, 02/20/64	352	382	0.12
_______________________
		24,318	7.77
_______________________
Commercial mortgage-backed securities - 6.44%
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,301	1,395	0.45
5.695%, 09/15/40[1]	720	791	0.25
Commercial Mortgage Trust, 5.292%, 12/10/46	357	387	0.12
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 07/10/44	750	779	0.25
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
3.742%, 11/10/46	$1,537	$1,597	0.51%
Fannie Mae Aces, 1.4513%, 02/25/18	1,098	1,092	0.35
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	380	0.12
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	198	200	0.06
Hilton USA Trust, Series 144A:[2]
2.662%, 11/05/30	480	484	0.16
3.367%, 11/05/30	725	738	0.24
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	513	0.16
5.44%, 05/15/45	650	702	0.23
5.703%, 02/12/49[1]	650	713	0.23
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.6727%, 02/15/46[2]	356	371	0.12
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 02/15/51[1]	348	386	0.12
LB-UBS Commercial Mortgage Trust:
5.387%, 02/15/40	624	681	0.22
5.493%, 02/15/40[1]	680	731	0.23
5.848%, 07/15/44[1]	382	422	0.14
6.163%, 09/15/45[1]	500	567	0.18
Merrill Lynch Mortgage Trust, 5.8385%, 06/12/50[1]	730	810	0.26
ML-CFC Commercial Mortgage Trust, 5.8831%, 08/12/49[1]	550	607	0.20
Morgan Stanley Capital I:
5.204%, 11/14/42[1]	341	353	0.11
5.319%, 12/15/43	471	508	0.16
Structured Agency Credit Risk Debt Notes, 1.155%, 02/25/24[1]	241	240	0.08
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	979	1,009	0.32
5.342%, 12/15/43	1,650	1,793	0.57
5.466%, 01/15/45[1]	510	540	0.17
5.591%, 04/15/47[1]	510	557	0.18
5.745%, 06/15/49[1]	725	791	0.25
_______________________
		20,137	6.44
_______________________
Total mortgage-backed obligations		44,455	14.21
_______________________
Corporate bonds & notes - 21.13%
Banks - 2.88%
Bank of America Corp.:
2.60%, 01/15/19	715	720	0.23
3.30%, 01/11/23	165	161	0.05
4.00%, 04/01/24	250	254	0.08
Barclays Bank PLC, 2.50%, 02/20/19	1,100	1,111	0.35
BB&T Corp., 2.05%, 06/19/18	670	675	0.21
BNP Paribas SA, 0.7121%, 03/17/17[1]	520	521	0.17
Citigroup, Inc., 4.587%, 12/15/15	350	368	0.12
Goldman Sachs Group, Inc., 2.625%, 01/31/19	510	513	0.16
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	123	0.04
1.625%, 05/15/18	725	718	0.23
3.20%, 01/25/23	125	123	0.04
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Banks—continued
Morgan Stanley, 2.125%, 04/25/18	$300	$301	0.10%
Regions Financial Corp., 2.00%, 05/15/18	500	496	0.16
The Bank of New York Mellon Corp., 2.10%, 01/15/19	500	500	0.16
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	350	348	0.11
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	700	738	0.24
UBS AG/Stamford CT:
3.875%, 01/15/15	275	279	0.09
4.875%, 08/04/20	250	281	0.09
Wells Fargo & Co., 4.10%, 06/03/26	634	640	0.20
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	151	0.05
_______________________
		9,021	2.88
_______________________
Electric - 2.71%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	256	0.08
CMS Energy Corp., 3.875%, 03/01/24	400	414	0.13
Duke Energy Corp.:
3.95%, 10/15/23	165	172	0.05
3.75%, 04/15/24	750	770	0.25
Entergy Louisiana LLC, 1.875%, 12/15/14	350	352	0.11
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	341	0.11
Northern States Power Co., 2.60%, 05/15/23	500	481	0.15
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	287	0.09
Pacificorp, 5.65%, 07/15/18	755	863	0.28
Progress Energy, Inc., 7.05%, 03/15/19	930	1,122	0.36
PSEG Power LLC, 2.75%, 09/15/16	250	259	0.08
Public Service Co. of Colorado, 3.20%, 11/15/20	300	308	0.10
Southern California Edison Co., 1.125%, 05/01/17	430	430	0.14
Tampa Electric Co., 2.60%, 09/15/22	350	338	0.11
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	702	0.22
2.95%, 01/15/22	300	302	0.10
3.45%, 02/15/24	1,075	1,093	0.35
_______________________
		8,490	2.71
_______________________
Oil & gas - 1.57%
Anadarko Petroleum Corp., 6.375%, 09/15/17	250	286	0.09
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	301	0.10
Chevron Corp.:
0.889%, 06/24/16	500	503	0.16
1.718%, 06/24/18	430	433	0.14
Devon Energy Corp.:
2.25%, 12/15/18	225	226	0.07
3.25%, 05/15/22	350	352	0.11
Exxon Mobil Corp., 0.3806%, 03/15/19[1]	1,115	1,116	0.36
Husky Energy, Inc., 7.25%, 12/15/19	250	308	0.10
Phillips 66, 4.30%, 04/01/22	290	309	0.10
Statoil ASA:
3.125%, 08/17/17	300	316	0.10
2.45%, 01/17/23	540	518	0.17
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Oil & gas—continued
Total Capital International SA, 2.875%, 02/17/22	$230	$230	0.07%
_______________________
		4,898	1.57
_______________________
REITS - 1.48%
American Campus Communities Operating Partnership LP:
3.75%, 04/15/23	300	296	0.09
4.125%, 07/01/24	400	402	0.13
Avalonbay Communities, Inc., 3.625%, 10/01/20	385	404	0.13
Corporate Office Properties LP, 5.25%, 02/15/24	225	240	0.08
DCT Industrial Operating Partnership LP, 4.50%, 10/15/23	500	510	0.16
ERP Operating LP:
5.25%, 09/15/14	300	301	0.10
4.625%, 12/15/21	350	385	0.12
Kimco Realty Corp., 5.584%, 11/23/15	325	345	0.11
Prologis LP, 2.75%, 02/15/19	360	366	0.12
Simon Property Group LP:
4.20%, 02/01/15	300	303	0.10
2.20%, 02/01/19	655	659	0.21
UDR, Inc., 3.70%, 10/01/20	400	416	0.13
_______________________
		4,627	1.48
_______________________
Insurance - 1.42%
ACE INA Holdings, Inc., 3.35%, 05/15/24	760	761	0.25
American International Group, Inc.:
2.30%, 07/16/19	495	493	0.16
4.125%, 02/15/24	360	375	0.12
Berkshire Hathaway, 2.00%, 08/15/18	750	759	0.24
Prudential Financial, Inc.:
1.004%, 08/15/18[1]	570	574	0.18
2.30%, 08/15/18	350	354	0.11
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,121	0.36
_______________________
		4,437	1.42
_______________________
Pipelines - 1.42%
Enbridge, Inc.:
5.60%, 04/01/17	790	875	0.28
4.00%, 10/01/23	505	524	0.17
Enterprise Products Operating LLC, 3.90%, 02/15/24	780	800	0.26
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	695	0.22
Spectra Energy Partners LP, 2.95%, 09/25/18	500	517	0.16
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	195	0.06
Williams Partners LP:
3.80%, 02/15/15	300	305	0.10
4.50%, 11/15/23	495	522	0.17
_______________________
		4,433	1.42
_______________________
Diversified financial services - 1.29%
American Express Co., 0.8181%, 05/22/18[1]	500	504	0.16
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Diversified financial services—continued
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	$500	$530	0.17%
General Electric Capital Corp.:
2.45%, 03/15/17	565	583	0.19
2.30%, 04/27/17	250	257	0.08
3.10%, 01/09/23	200	199	0.06
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	970	1,018	0.33
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	736	0.24
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	202	0.06
_______________________
		4,029	1.29
_______________________
Pharmaceuticals - 1.11%
Abbvie, Inc., 2.90%, 11/06/22	175	169	0.05
Eli Lilly & Co., 1.95%, 03/15/19	660	658	0.21
GlaxoSmithKline Capital PLC, 0.75%, 05/08/15	440	442	0.14
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.01
3.25%, 03/01/16	310	321	0.10
Merck & Co., Inc.:
1.10%, 01/31/18	250	246	0.08
2.80%, 05/18/23	250	243	0.08
Novartis Capital Corp., 3.40%, 05/06/24	515	521	0.17
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	340	0.11
Pfizer, Inc., 0.5306%, 06/15/18[1]	500	501	0.16
_______________________
		3,486	1.11
_______________________
Beverages - 1.00%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	300	305	0.10
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	828	0.27
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	745	766	0.24
The Coca-Cola Co.:
1.50%, 11/15/15	350	354	0.11
3.20%, 11/01/23	850	865	0.28
_______________________
		3,118	1.00
_______________________
Media - 0.86%
CBS Corp., 1.95%, 07/01/17	200	203	0.07
Comcast Corp.:
5.85%, 11/15/15	300	320	0.10
5.70%, 05/15/18	300	344	0.11
NBCUniversal Media LLC, 5.15%, 04/30/20	350	399	0.13
News America, Inc., 4.50%, 02/15/21	350	380	0.12
The Walt Disney Co., 5.50%, 03/15/19	300	345	0.11
Time Warner, Inc., 5.875%, 11/15/16	300	332	0.11
Viacom, Inc., 2.50%, 09/01/18	350	356	0.11
_______________________
		2,679	0.86
_______________________
Telecommunications - 0.69%
AT&T, Inc.:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Telecommunications—continued
0.90%, 02/12/16	$200	$201	0.07%
2.40%, 08/15/16	200	206	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	511	0.16
Verizon Communications, Inc.:
1.25%, 11/03/14	200	200	0.06
5.15%, 09/15/23	940	1,041	0.33
_______________________
		2,159	0.69
_______________________
Retail - 0.54%
CVS Caremark Corp., 4.00%, 12/05/23	200	209	0.07
Dollar General Corp., 3.25%, 04/15/23	175	167	0.05
Home Depot, Inc., 4.40%, 04/01/21	350	391	0.12
Starbucks Corp., 2.00%, 12/05/18	190	190	0.06
Target Corp., 6.00%, 01/15/18	350	401	0.13
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	343	0.11
_______________________
		1,701	0.54
_______________________
Healthcare-services - 0.48%
Aetna, Inc., 1.50%, 11/15/17	350	350	0.11
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	275	0.09
WellPoint, Inc.:
2.30%, 07/15/18	285	289	0.09
4.35%, 08/15/20	300	325	0.11
_______________________
		1,489	0.48
_______________________
Biotechnology - 0.38%
Amgen, Inc., 1.875%, 11/15/14	250	251	0.08
Celgene Corp., 3.625%, 05/15/24	155	155	0.05
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	101	0.03
3.05%, 12/01/16	80	83	0.03
4.40%, 12/01/21	550	604	0.19
_______________________
		1,194	0.38
_______________________
Agriculture - 0.33%
Altria Group, Inc.:
2.85%, 08/09/22	250	239	0.08
2.95%, 05/02/23	200	190	0.06
4.00%, 01/31/24	580	592	0.19
_______________________
		1,021	0.33
_______________________
Food - 0.28%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	350	0.11
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	510	0.17
_______________________
		860	0.28
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Transportation - 0.27%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23	$150	$147	0.05%
Canadian National Railway Co.:
5.55%, 05/15/18	50	57	0.02
2.85%, 12/15/21	200	202	0.06
CSX Corp., 3.40%, 08/01/24	310	310	0.10
Union Pacific Corp., 2.25%, 02/15/19	120	121	0.04
_______________________
		837	0.27
_______________________
Cosmetics/Personal Care - 0.26%
The Procter & Gamble Co., 1.80%, 11/15/15	790	804	0.26
_______________________
		804	0.26
_______________________
Distribution/Wholesale - 0.24%
Glencore Funding LLC, Series 144A, 1.5936%, 01/15/19[1,2]	750	754	0.24
_______________________
		754	0.24
_______________________
Software - 0.24%
Oracle Corp.:
1.20%, 10/15/17	250	249	0.08
2.375%, 01/15/19	500	505	0.16
_______________________
		754	0.24
_______________________
Chemicals - 0.24%
Ecolab, Inc., 3.00%, 12/08/16	180	188	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	340	0.11
The Dow Chemical Co., 4.125%, 11/15/21	207	220	0.07
_______________________
		748	0.24
_______________________
Environmental Control - 0.23%
Republic Services, Inc., 5.00%, 03/01/20	350	391	0.12
Waste Management, Inc., 4.60%, 03/01/21	300	331	0.11
_______________________
		722	0.23
_______________________
Aerospace/Defense - 0.20%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	288	0.09
The Boeing Co., 0.95%, 05/15/18	350	341	0.11
_______________________
		629	0.20
_______________________
Auto Manufacturers - 0.19%
Daimler Finance North America LLC, Series 144A, 1.0996%, 08/01/18[1,2]	350	354	0.11
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	253	0.08
_______________________
		607	0.19
_______________________
Mining - 0.18%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	301	0.09
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Mining—continued
Teck Resources Ltd., 3.15%, 01/15/17	$260	$272	0.09%
_______________________
		573	0.18
_______________________
Healthcare-products - 0.16%
Baxter International, Inc., 3.20%, 06/15/23	195	193	0.06
Medtronic, Inc., 3.625%, 03/15/24	300	307	0.10
_______________________
		500	0.16
_______________________
Miscellaneous manufacturing - 0.16%
Danaher Corp., 2.30%, 06/23/16	200	206	0.07
General Electric Co., 2.70%, 10/09/22	300	293	0.09
_______________________
		499	0.16
_______________________
Computers - 0.13%
International Business Machines Corp., 5.70%, 09/14/17	350	397	0.13
_______________________
		397	0.13
_______________________
Commercial Services - 0.11%
Catholic Health Initiatives, 1.60%, 11/01/17	350	350	0.11
_______________________
		350	0.11
_______________________
Office/Business Equip - 0.08%
Xerox Corp., 2.95%, 03/15/17	250	260	0.08
_______________________
		260	0.08
_______________________
Total corporate bonds & notes		66,076	21.13
_______________________
Municipals - 2.66%
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	1,004	0.32
Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	690	0.22
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	50	50	0.02
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	48	0.01
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	3,022	0.97
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,357	0.75
1.758%, 12/15/18	350	344	0.11
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	307	0.10
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	512	0.16
_______________________
Total municipals		8,334	2.66
_______________________
Government & government agency bonds & notes outside the U.S. - 0.51%
Sovereign - 0.51%
Province of Manitoba Canada, 3.05%, 05/14/24	$200	200	0.07
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Government & government agency bonds & notes outside the U.S.—continued
Sovereign—continued
Province of Ontario Canada, 3.20%, 05/16/24	$500	$502	0.16%
Ukraine Government AID Bonds, 1.844%, 05/16/19	875	877	0.28
_______________________
		1,579	0.51
_______________________
Total government & government agency bonds & notes outside the U.S.		1,579	0.51
_______________________
Asset-backed obligations - 2.91%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	25	25	0.01
AmeriCredit Automobile Receivables Trust, 0.57%, 07/10/17	740	740	0.24
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 09/20/19	1,000	992	0.32
2.97%, 02/20/20	1,340	1,375	0.44
2.50%, 02/20/21	770	771	0.25
Chesapeake Funding LLC, Series 144A, 0.5755%, 03/07/26[1,2]	200	200	0.06
Discover Card Execution Note Trust, 2.12%, 12/15/21	655	655	0.21
Ford Credit Auto Owner Trust, 1.10%, 11/15/17	165	165	0.05
Ford Credit Auto Owner Trust, Series 144A, 2.26%, 11/15/25[2]	705	708	0.23
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.553%, 04/10/28	575	576	0.18
0.903%, 04/10/28	300	300	0.09
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,599	0.51
Santander Drive Auto Receivables Trust, 0.87%, 01/16/18	310	310	0.10
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.853%, 12/10/18	430	432	0.14
1.403%, 12/10/18	250	252	0.08
_______________________
Total asset-backed obligations		9,100	2.91
_______________________
Total bonds, notes & other debt investments (cost: $294,734,000)		297,571	95.14
_______________________
Short-term securities - 7.67%
3M Co., 0.10%, 09/24/14[3]	3,800	3,799	1.22
Exxon Mobil Corp., 0.07%, 08/18/14[3]	4,100	4,100	1.31
General Electric Co., 0.01%, 08/01/14[3]	4,800	4,800	1.53
John Deere Credit Ltd., 0.08%, 08/13/14[3]	3,300	3,300	1.06
Paccar Financial Corp., 0.07%, 08/04/14[3]	2,200	2,200	0.70
The Walt Disney Co., 0.06%, 08/14/14[3]	2,100	2,100	0.67
Federal Home Loan Banks, 0.065%, 09/19/14[3]	3,700	3,700	1.18
_______________________
Total short-term securities (cost: $23,999,000)		23,999	7.67
_______________________
Total investment securities (cost: $318,733,000)		321,570	102.81
Other assets less liabilities		(8,794)	(2.81)
_______________________
Net assets		$312,776	100.00%
_______________________
_______________________

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2014.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $15,998,082, representing 5.11% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Mgmt.	= Management
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Group Global Equity Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 94.47%
Industrials - 16.39%
Nielsen NV	152,900	$7,050	1.43%
Eaton Corp. PLC	95,700	6,500	1.32
SMC Corp.	21,500	5,960	1.21
The Boeing Co.	42,800	5,157	1.04
FANUC Corp.	29,200	5,059	1.03
United Technologies Corp.	43,300	4,553	0.92
Iron Mountain, Inc.	119,995	4,021	0.81
Danaher Corp.	49,400	3,650	0.74
Norfolk Southern Corp.	34,600	3,517	0.71
Caterpillar, Inc.	32,900	3,315	0.67
Schneider Electric SE	36,717	3,089	0.63
Assa Abloy AB, Class B	62,609	3,068	0.62
Towers Watson & Co., Class A	27,125	2,767	0.56
Zodiac Aerospace	88,336	2,755	0.56
B/E Aerospace, Inc.[1]	30,200	2,571	0.52
IDEX Corp.	33,500	2,540	0.51
Hexcel Corp.[1]	66,000	2,459	0.50
Siemens AG	18,521	2,291	0.46
Jardine Matheson Holdings Ltd.	36,000	2,157	0.44
Waste Connections, Inc.	39,600	1,875	0.38
Meggitt PLC	148,309	1,267	0.26
China Everbright International Ltd.	925,000	1,240	0.25
3M Co.	8,530	1,202	0.24
DKSH Holding Ltd.	16,262	1,174	0.24
Safran SA	19,420	1,137	0.23
Illinois Tool Works, Inc.	3,700	305	0.06
FedEx Corp.	1,600	235	0.05
_______________________
		80,914	16.39
_______________________
Financials - 16.15%
AIA Group Ltd.	1,341,400	7,203	1.46
The Goldman Sachs Group, Inc.	41,100	7,105	1.44
Sampo OYJ, A Shares	121,978	6,057	1.23
American Tower Corp.	61,000	5,758	1.17
CME Group, Inc.	64,900	4,799	0.97
DBS Group Holdings Ltd.	328,475	4,791	0.97
Sumitomo Mitsui Financial Group, Inc.	112,900	4,622	0.94
BNP Paribas SA	60,616	3,997	0.81
HSBC Holdings PLC	347,429	3,719	0.75
Marsh & McLennan Cos., Inc.	70,600	3,584	0.73
Lloyds Banking Group PLC[1]	2,487,000	3,098	0.63
JPMorgan Chase & Co.	52,300	3,016	0.61
Wells Fargo & Co.	57,400	2,922	0.59
Standard Chartered PLC	126,393	2,622	0.53
Deutsche Wohnen AG	107,888	2,342	0.47
ACE Ltd.	23,100	2,312	0.47
CaixaBank SA	385,819	2,311	0.47
HDFC Bank Ltd. (ADR)	41,500	1,967	0.40
Aon PLC	19,600	1,654	0.33
The Charles Schwab Corp.	44,000	1,221	0.25
Svenska Handelsbanken AB, A Shares	25,301	1,219	0.25
Bank of China Ltd., Class H	2,445,300	1,166	0.24
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials—continued
UBS AG1	63,899	$1,097	0.22%
BOC Hong Kong Holdings Ltd.	171,500	540	0.11
The Progressive Corp.	15,750	369	0.07
Sun Hung Kai Properties Ltd.	13,000	197	0.04
_______________________
		79,688	16.15
_______________________
Information Technology - 15.52%
Keyence Corp.	17,300	7,518	1.52
VeriSign, Inc.[1]	119,110	6,438	1.30
ASML Holding NV	46,916	4,431	0.90
Hamamatsu Photonics K.K.	90,700	4,274	0.87
Avago Technologies Ltd.	56,200	3,899	0.79
Google, Inc., Class A1	6,470	3,750	0.76
Google, Inc., Class C1	6,510	3,721	0.75
Apple, Inc.	37,765	3,609	0.73
Jack Henry & Associates, Inc.	60,300	3,519	0.71
Gemalto NV	34,931	3,403	0.69
Automatic Data Processing, Inc.	41,600	3,382	0.69
Texas Instruments, Inc.	64,215	2,970	0.60
Visa, Inc., A Shares	13,400	2,828	0.57
Samsung Electronics Co. Ltd. (GDR)	5,294	2,763	0.56
Microsoft Corp.	55,700	2,404	0.49
QUALCOMM, Inc.	28,800	2,123	0.43
Murata Manufacturing Co. Ltd.	21,400	2,043	0.41
Trend Micro, Inc.	56,100	1,999	0.40
Jabil Circuit, Inc.	97,700	1,950	0.40
TE Connectivity Ltd.	29,300	1,813	0.37
Oracle Corp.	60,500	2,478	0.50
Hitachi Ltd.	204,000	1,588	0.32
Broadcom Corp., Class A	41,200	1,576	0.32
Accenture PLC, Class A	12,800	1,015	0.21
Genpact Ltd.[1]	50,000	880	0.18
KLA-Tencor Corp.	3,400	243	0.05
_______________________
		76,617	15.52
_______________________
Health Care - 13.05%
Gilead Sciences, Inc.[1]	145,000	13,275	2.69
Novo Nordisk A/S, Class B	166,833	7,699	1.56
Bayer AG	46,604	6,172	1.25
Express Scripts Holding Co.[1]	86,800	6,045	1.22
Bristol-Myers Squibb Co.	118,450	5,996	1.21
Seattle Genetics, Inc.[1]	151,600	5,336	1.08
Novartis AG	45,595	3,980	0.81
Cerner Corp.[1]	66,600	3,676	0.74
Roche Holding AG	10,931	3,176	0.64
AbbVie, Inc.	53,400	2,795	0.57
UnitedHealth Group, Inc.	23,500	1,905	0.39
Sysmex Corp.	46,800	1,824	0.37
Essilor International SA	16,200	1,577	0.32
Ironwood Pharmaceuticals, Inc.[1]	41,800	619	0.13
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Health Care—continued
DaVita HealthCare Partners, Inc.[1]	4,800	$338	0.07%
_______________________
		64,413	13.05
_______________________
Consumer Discretionary - 12.36%
Comcast Corp., Class A	142,500	7,657	1.55
Newell Rubbermaid, Inc.	180,600	5,866	1.19
Cie Financiere Richemont SA	51,622	4,913	0.99
Liberty Global PLC, Class A1	95,730	3,982	0.81
SES SA	106,391	3,902	0.79
Scripps Networks Interactive, Inc., Class A	39,300	3,239	0.66
Sirius XM Holdings, Inc.[1]	937,700	3,169	0.64
The Home Depot, Inc.	36,800	2,975	0.60
Wynn Macau Ltd.	700,000	2,974	0.60
Royal Caribbean Cruises Ltd.	49,000	2,923	0.59
Delphi Automotive PLC	39,600	2,645	0.54
Starbucks Corp.	32,600	2,532	0.51
Bayerische Motoren Werke AG	20,357	2,434	0.49
Denso Corp.	46,500	2,144	0.43
Daimler AG	25,099	2,079	0.42
Ross Stores, Inc.	22,400	1,443	0.29
ElringKlinger AG	32,201	1,163	0.24
Home Retail Group PLC	388,600	1,083	0.22
Inditex SA	33,110	965	0.20
Carnival Corp.	17,800	645	0.13
Nordstrom, Inc.	9,300	644	0.13
Signet Jewelers Ltd.	5,600	570	0.12
Li & Fung Ltd.	294,000	392	0.08
The Walt Disney Co.	4,500	386	0.08
Liberty Global PLC, Series C1	5,100	204	0.04
Global Brands Group Holding Ltd.[1]	294,000	77	0.02
_______________________
		61,006	12.36
_______________________
Energy - 7.08%
Schlumberger Ltd.	70,100	7,598	1.54
Chevron Corp.	38,200	4,937	1.00
Noble Energy, Inc.	69,100	4,595	0.93
Cenovus Energy, Inc.	136,300	4,186	0.85
ConocoPhillips	42,700	3,523	0.71
Eni SpA	85,295	2,168	0.44
Halliburton Co.	30,900	2,132	0.43
Seadrill Ltd.	58,516	2,101	0.43
Ensco PLC, Class A	37,100	1,879	0.38
Enbridge, Inc.	30,100	1,476	0.30
Cobalt International Energy, Inc.[1]	20,900	335	0.07
_______________________
		34,930	7.08
_______________________
Consumer Staples - 6.17%
Unilever PLC	130,100	5,634	1.14
Nestle SA	59,929	4,449	0.90
Pernod-Ricard SA	38,347	4,296	0.87
L'Oreal SA	15,067	2,544	0.52
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples—continued
The Procter & Gamble Co.	29,600	$2,289	0.46%
Imperial Tobacco Group PLC	50,814	2,201	0.45
Diageo PLC	64,600	1,943	0.39
Danone SA	25,816	1,864	0.38
Philip Morris International, Inc.	22,700	1,862	0.38
Ajinomoto Co., Inc.	105,000	1,619	0.33
Coca-Cola Amatil Ltd.	138,992	1,190	0.24
Nestle SA (ADR)	7,600	564	0.11
_______________________
		30,455	6.17
_______________________
Materials - 5.22%
Monsanto Co.	40,700	4,603	0.93
The Mosaic Co.	66,900	3,085	0.62
BHP Billiton Ltd.	85,487	3,039	0.62
Rio Tinto PLC	52,600	3,007	0.61
Air Liquide SA	20,530	2,613	0.53
The Dow Chemical Co.	45,400	2,319	0.47
Amcor Ltd.	205,225	1,972	0.40
First Quantum Minerals Ltd.	82,993	1,968	0.40
Air Products & Chemicals, Inc.	13,800	1,821	0.37
Allegheny Technologies, Inc.	23,015	867	0.17
Ecolab, Inc.	4,500	488	0.10
_______________________
		25,782	5.22
_______________________
Telecommunication Services - 1.89%
SoftBank Corp.	57,100	4,048	0.82
Singapore Telecommunications Ltd.	763,000	2,486	0.50
Vodafone Group PLC	458,935	1,528	0.31
Verizon Communications, Inc.	25,300	1,276	0.26
_______________________
		9,338	1.89
_______________________
Utilities - 0.64%
National Grid PLC	220,900	3,182	0.64
_______________________
		3,182	0.64
_______________________
Total common stocks (cost: $377,906,000)		466,325	94.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 5.23%
Federal Home Loan Bank, 0.08%, 09/05/14[2]	$11,700	11,699	2.37
General Electric Co., 0.01%, 08/01/14[2]	8,800	8,800	1.78
Federal Home Loan Bank, 0.05%, 08/08/14[2]	3,200	3,200	0.65
Sumitomo Mitsui Banking Corp., 0.01%, 08/01/14[2]	2,100	2,100	0.43
_______________________
Total short-term securities (cost: $25,799,000)		25,799	5.23
_______________________
Total investment securities (cost: $403,705,000)		492,124	99.70
Other assets less liabilities		1,464	0.30
_______________________
Net assets		$493,588	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group Non-U.S. Equity Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.93%
Financials - 17.99%
AIA Group Ltd.	7,466,600	$40,093	2.38%
Sampo OYJ, A Shares	777,492	38,608	2.29
Lloyds Banking Group PLC[1]	29,611,400	36,880	2.19
Sumitomo Mitsui Financial Group, Inc.	871,600	35,682	2.12
BNP Paribas SA	325,092	21,439	1.27
Standard Chartered PLC	974,798	20,224	1.20
DBS Group Holdings Ltd.	1,376,582	20,076	1.19
CaixaBank SA	2,894,304	17,335	1.03
Deutsche Wohnen AG	792,432	17,205	1.02
HSBC Holdings PLC	1,443,421	15,452	0.92
Svenska Handelsbanken AB, A Shares	217,876	10,496	0.62
UBS AG1	518,933	8,912	0.53
Bank of China Ltd., Class H	18,235,000	8,698	0.51
Prudential PLC	343,200	7,903	0.47
HDFC Bank Ltd. (ADR)	89,200	4,228	0.25
_______________________
		303,231	17.99
_______________________
Industrials - 15.42%
SMC Corp.	148,700	41,224	2.45
FANUC Corp.	194,900	33,764	2.00
Assa Abloy AB, Class B	641,364	31,429	1.87
Schneider Electric SE	276,242	23,239	1.38
Zodiac Aerospace	616,751	19,238	1.14
Jardine Matheson Holdings Ltd.	304,800	18,266	1.09
China Everbright International Ltd.	13,097,060	17,552	1.04
Safran SA	293,759	17,205	1.02
Marubeni Corp.	1,930,000	13,623	0.81
Meggitt PLC	1,404,844	11,998	0.71
DKSH Holding Ltd.	133,157	9,616	0.57
Siemens AG	73,974	9,152	0.54
Kawasaki Heavy Industries Ltd.	2,216,000	8,652	0.51
Kubota Corp.	371,000	4,913	0.29
_______________________
		259,871	15.42
_______________________
Consumer Discretionary - 13.37%
SES SA	1,071,447	39,294	2.33
Cie Financiere Richemont SA	264,137	25,137	1.49
Liberty Global PLC, Class A1	522,595	21,740	1.29
Wynn Macau Ltd.	4,805,200	20,416	1.21
Ryohin Keikaku Co. Ltd.	167,200	20,205	1.20
Daimler AG	192,515	15,950	0.95
Nissan Motor Co. Ltd.	1,414,000	13,944	0.83
Bayerische Motoren Werke AG	105,815	12,652	0.75
Home Retail Group PLC	4,207,900	11,730	0.69
Inditex SA	398,335	11,608	0.69
Denso Corp.	243,500	11,227	0.67
ElringKlinger AG	298,252	10,771	0.64
Marks & Spencer Group PLC	636,700	4,602	0.27
LVMH Moet Hennessy Louis Vuitton SA	22,542	3,868	0.23
Liberty Global PLC, Series C1	54,900	2,195	0.13
_______________________
		225,339	13.37
_______________________
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology - 13.35%
Keyence Corp.	98,000	$42,588	2.53%
Hamamatsu Photonics K.K.	755,900	35,624	2.11
ASML Holding NV	307,596	29,049	1.72
Gemalto NV	295,170	28,755	1.71
Samsung Electronics Co. Ltd. (GDR)	42,049	21,945	1.30
Trend Micro, Inc.	559,200	19,927	1.18
Murata Manufacturing Co. Ltd.	205,800	19,648	1.16
Hitachi Ltd.	1,583,000	12,324	0.73
SAP SE	116,856	9,216	0.55
Oracle Corp.	141,400	5,997	0.36
_______________________
		225,073	13.35
_______________________
Health Care - 11.60%
Roche Holding AG	151,640	44,055	2.61
Novo Nordisk A/S, Class B	948,453	43,772	2.60
Bayer AG	303,977	40,257	2.39
Novartis AG	358,671	31,308	1.86
Sysmex Corp.	456,200	17,781	1.05
Essilor International SA	112,524	10,954	0.65
Genmab A/S1	180,693	7,195	0.43
Novartis AG (ADR)	1,300	113	0.01
_______________________
		195,435	11.60
_______________________
Consumer Staples - 9.38%
L'Oreal SA	166,133	28,056	1.66
Danone SA	328,850	23,751	1.41
Nestle SA	302,650	22,467	1.33
Pernod-Ricard SA	196,570	22,024	1.31
Diageo PLC	456,500	13,732	0.82
Unilever PLC	314,600	13,624	0.81
Ajinomoto Co., Inc.	701,000	10,807	0.64
Coca-Cola Amatil Ltd.	1,061,949	9,090	0.54
Imperial Tobacco Group PLC	190,959	8,271	0.49
Reckitt Benckiser Group PLC	63,700	5,621	0.33
Nestle SA (ADR)	8,700	645	0.04
_______________________
		158,088	9.38
_______________________
Energy - 6.24%
Seadrill Ltd.	851,506	30,578	1.81
Oil Search Ltd.	1,884,711	16,493	0.98
Eni SpA	626,925	15,937	0.95
Enbridge, Inc.	288,400	14,138	0.84
Tullow Oil PLC	1,149,300	14,079	0.83
Cenovus Energy, Inc.	354,200	10,879	0.65
Ensco PLC, Class A	60,500	3,064	0.18
_______________________
		105,168	6.24
_______________________
Materials - 4.25%
Koninklijke DSM NV	209,763	14,467	0.86
Amcor Ltd.	1,441,144	13,851	0.82
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Air Liquide SA	96,564	$12,292	0.73%
First Quantum Minerals Ltd.	490,283	11,628	0.69
BHP Billiton Ltd.	309,335	10,998	0.65
Rio Tinto PLC	148,100	8,465	0.50
_______________________
		71,701	4.25
_______________________
Telecommunication Services - 3.19%
SoftBank Corp.	273,600	19,398	1.15
Vodafone Group PLC	4,866,160	16,203	0.96
Singapore Telecommunications Ltd.	3,142,000	10,236	0.61
Swisscom AG	14,295	7,929	0.47
_______________________
		53,766	3.19
_______________________
Utilities - 1.14%
National Grid PLC	1,334,475	19,221	1.14
_______________________
		19,221	1.14
_______________________
Total common stocks (cost: $1,496,148,000)		1,616,893	95.93
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.91%
Abbot Laboratories, 0.10%, 09/18/14[2]	$14,500	14,498	0.86
Federal Home Loan Bank:[2]
0.075%, 09/22/14	18,700	18,698	1.11
0.01%, 08/01/14	8,400	8,400	0.49
General Electric Co., 0.01%, 08/01/14[2]	17,000	17,000	1.01
Paccar Financial Corp., 0.07%, 08/04/14[2]	7,400	7,400	0.44
_______________________
Total short-term securities (cost: $65,996,000)		65,996	3.91
_______________________
Total investment securities (cost: $1,562,144,000)		1,682,889	99.84
Other assets less liabilities		2,650	0.16
_______________________
Net assets		$1,685,539	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group U.S. Equity Fund

Schedule of investments

at July 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.58%
Industrials - 19.35%
Eaton Corp. PLC	58,700	$3,987	2.14%
Nielsen NV	84,000	3,873	2.07
Norfolk Southern Corp.	33,000	3,355	1.80
Danaher Corp.	42,350	3,129	1.68
United Technologies Corp.	28,600	3,007	1.61
The Boeing Co.	22,200	2,675	1.43
Iron Mountain, Inc.	78,639	2,635	1.41
Waste Connections, Inc.	53,800	2,547	1.36
B/E Aerospace, Inc.[1]	25,400	2,163	1.16
Caterpillar, Inc.	19,100	1,924	1.03
Towers Watson & Co., Class A	17,050	1,739	0.93
Hexcel Corp.[1]	44,900	1,673	0.90
Siemens AG (ADR)	11,800	1,457	0.78
IDEX Corp.	16,700	1,266	0.68
Emerson Electric Co.	11,000	700	0.37
_______________________
		36,130	19.35
_______________________
Information Technology - 16.39%
VeriSign, Inc.[1]	68,150	3,683	1.97
Jack Henry & Associates, Inc.	54,200	3,162	1.69
Texas Instruments, Inc.	58,500	2,706	1.45
Automatic Data Processing, Inc.	31,000	2,521	1.35
Avago Technologies Ltd.	31,510	2,186	1.17
Oracle Corp.	48,700	1,967	1.05
Google, Inc., Class A1	3,125	1,811	0.97
Apple, Inc.	18,865	1,803	0.97
Google, Inc., Class C1	3,125	1,786	0.96
Microsoft Corp.	38,600	1,666	0.89
QUALCOMM, Inc.	22,100	1,629	0.87
Jabil Circuit, Inc.	59,950	1,197	0.64
Visa, Inc., A Shares	5,600	1,182	0.63
TE Connectivity Ltd.	18,600	1,151	0.62
Broadcom Corp., Class A	29,600	1,132	0.61
Accenture PLC, Class A	12,825	1,017	0.55
_______________________
		30,599	16.39
_______________________
Consumer Discretionary - 12.81%
Comcast Corp., Class A	94,700	5,088	2.73
Newell Rubbermaid, Inc.	112,000	3,638	1.95
Scripps Networks Interactive, Inc., Class A	30,900	2,546	1.36
The Home Depot, Inc.	25,500	2,062	1.10
Daimler AG (ADR)	18,775	1,544	0.83
Delphi Automotive PLC	20,700	1,383	0.74
Ross Stores, Inc.	19,350	1,246	0.67
Starbucks Corp.	14,500	1,126	0.60
Sirius XM Holdings, Inc.[1]	324,500	1,097	0.59
NIKE, Inc., Class B	13,800	1,064	0.57
Carnival Corp.	22,350	810	0.43
Charter Communications, Inc., Class A1	5,200	804	0.43
Norwegian Cruise Line Holdings Ltd.[1]	22,800	747	0.40
Tiffany & Co.	4,150	405	0.22
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Discretionary—continued
Johnson Controls, Inc.	7,600	$359	0.19%
_______________________
		23,919	12.81
_______________________
Financials - 12.18%
Marsh & McLennan Cos., Inc.	66,400	3,371	1.81
American Tower Corp.	33,600	3,172	1.70
The Goldman Sachs Group, Inc.	17,700	3,060	1.64
CME Group, Inc.	34,650	2,562	1.37
JPMorgan Chase & Co.	43,000	2,480	1.33
Wells Fargo & Co.	46,650	2,374	1.27
ACE Ltd.	20,800	2,082	1.11
BB&T Corp.	47,300	1,751	0.94
Aon PLC	16,200	1,367	0.73
The PNC Financial Services Group, Inc.	6,425	530	0.28
_______________________
		22,749	12.18
_______________________
Health Care - 11.84%
Gilead Sciences, Inc.[1]	63,800	5,841	3.13
Bristol-Myers Squibb Co.	74,700	3,781	2.03
Express Scripts Holding Co.[1]	48,900	3,406	1.83
AbbVie, Inc.	39,325	2,058	1.10
Cerner Corp.[1]	34,100	1,882	1.01
Seattle Genetics, Inc.[1]	46,075	1,622	0.87
Novo Nordisk A/S (ADR)	23,200	1,069	0.57
UnitedHealth Group, Inc.	11,600	940	0.50
AmerisourceBergen Corp.	10,700	823	0.44
Pfizer, Inc.	23,500	675	0.36
_______________________
		22,097	11.84
_______________________
Energy - 10.25%
Schlumberger Ltd.	39,900	4,325	2.32
Chevron Corp.	24,420	3,156	1.69
Noble Energy, Inc.	40,400	2,686	1.44
ConocoPhillips	30,390	2,507	1.34
Halliburton Co.	36,030	2,486	1.33
Cenovus Energy, Inc.	49,500	1,520	0.81
Ensco PLC, Class A	24,585	1,245	0.67
EOG Resources, Inc.	11,100	1,215	0.65
_______________________
		19,140	10.25
_______________________
Materials - 4.62%
Monsanto Co.	23,800	2,691	1.44
Air Products & Chemicals, Inc.	18,725	2,471	1.32
The Dow Chemical Co.	35,100	1,793	0.96
The Mosaic Co.	21,600	996	0.54
Allegheny Technologies, Inc.	17,700	666	0.36
_______________________
		8,617	4.62
_______________________
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples - 3.98%
Unilever PLC (ADR)	49,700	$2,148	1.15%
Philip Morris International, Inc.	20,200	1,657	0.89
Nestle SA (ADR)	21,800	1,616	0.87
The Procter & Gamble Co.	19,500	1,508	0.81
Diageo PLC (ADR)	4,100	493	0.26
_______________________
		7,422	3.98
_______________________
Telecommunication Services - 0.72%
Verizon Communications, Inc.	26,500	1,336	0.72
_______________________
		1,336	0.72
_______________________
Utilities - 0.44%
National Grid PLC (ADR)	11,500	826	0.44
_______________________
		826	0.44
_______________________
Total common stocks (cost: $130,245,000)		172,835	92.58
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.69%
Abbot Laboratories:[2]
0.08%, 08/21/14	$900	900	0.48
0.10%, 09/04/14	1,100	1,100	0.59
Emerson Electric Co., 0.09%, 08/29/14[2]	2,600	2,600	1.39
Federal Home Loan Banks, 0.076%, 09/19/14[2]	2,000	2,000	1.07
General Electric Co., 0.01%, 08/01/14[2]	4,600	4,600	2.46
Procter & Gamble Co., 0.12%, 11/04/14[2]	1,300	1,299	0.70
_______________________
Total short-term securities (cost: $12,499,000)		12,499	6.69
_______________________
Total investment securities (cost: $142,744,000)		185,334	99.27
Other assets less liabilities		1,357	0.73
_______________________
Net assets		$186,691	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company “CGTC”, the Funds’ investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of July 31, 2014 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Bonds & notes	$–	$308,278	$–	$308,278
Short-term investments	–	20,380	–	20,380
Total	$–	$328,658	$–	$328,658

Capital Group Short-Term Municipal Fund
Bonds & notes	$–	$127,102	$–	$127,102
Short-term investments	–	32,375	–	32,375
Total	$–	$159,477	$–	$159,477

Capital Group California Core Municipal Fund
Bonds & notes	$–	$226,074	$–	$226,074
Short-term investments	–	31,470	–	31,470
Total	$–	$257,544	$–	$257,544

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group California Short-Term Municipal Fund
Bonds & notes	$–	$104,964	$–	$104,964
Short-term investments	–	35,033	–	35,033
Total	$–	$139,997	$–	$139,997
Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$–	$168,027	$–	$168,027
Mortgage-backed obligations	–	44,455	–	44,455
Corporate bonds & notes	–	66,076	–	66,076
Municipals	–	8,334	–	8,334
Government agency bonds & notes outside the U.S.	–	1,579	–	1,579
Asset-backed obligations	–	9,100	–	9,100
Short-term investments	–	23,999	–	23,999
Total	$–	$321,570	$–	$321,570

Capital Group Global Equity Fund
Common Stocks
Industrials	$51,716	$29,198 [1]	$–	$80,914
Financials	34,707	44,981 [1]	–	79,688
Information Technology	50,631	25,986 [1]	–	76,617
Health Care	39,985	24,428 [1]	–	64,413
Consumer Discretionary	38,957	22,049 [1]	–	61,006
Energy	30,660	4,270 [1]	–	34,930
Consumer Staples	4,714	25,741 [1]	–	30,455
Materials	15,150	10,632 [1]	–	25,782
Telecommunication Services	1,276	8,062 [1]	–	9,338
Utilities	–	3,182 [1]	–	3,182
Short-term investments	–	25,799	–	25,799	Common Stocks:
Total	$267,796	$224,328	$–	$492,124	Industrials

Capital Group Non-U.S. Equity Fund
Common Stocks
Financials	$4,228	$299,003 [2]	$–	$303,231
Industrials	–	259,871 [2]	–	259,871
Consumer Discretionary	23,936	201,403 [2]	–	225,339
Information Technology	21,945	203,128 [2]	–	225,073
Health Care	113	195,322 [2]	–	195,435
Consumer Staples	645	157,443 [2]	–	158,088
Energy	28,081	77,087 [2]	–	105,168
Materials	11,628	60,073 [2]	–	71,701
Telecommunication Services	–	53,766 [2]	–	53,766
Utilities	–	19,221 [2]	–	19,221
Short-term investments	–	65,996	–	65,996
Total	$90,576	$1,592,313	$–	$1,682,889
Capital Group U.S. Equity Fund
Common Stocks[3]	$172,835	$–	$–	$172,835
Short-term investments	–	12,499	–	12,499
Total	$172,835	$12,499	$–	$185,334

[1] Level 2 includes investment securities with an aggregate value of $198,529,000, which represented 40.22% of the net assets of the fund, were fair valued under guidelines adopted by authority of the fund's board of trustees as a result of significant market movements following the close of local trading.

[2] Level 2 includes investment securities with an aggregate value of $1,526,317,000, which represented 90.55% of the net assets of the fund, were fair valued under guidelines adopted by authority of the fund's board of trustees as a result of significant market movements following the close of local trading.

[3] The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At July 31, 2014, investment securities with a market value of $165,787,000, which represented 33.59% of the net assets of Capital Group Global Equity Fund and investment securities with a market value of $1,262,904,000, which represented 74.93% of the net assets of Capital Group Non-U.S. Equity Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2014 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$318,207	$10,973	$(522)	$10,451
Capital Group Short-Term Municipal Fund	157,524	2,004	(51)	1,953
Capital Group California Core Municipal Fund	250,011	8,016	(483)	7,533
Capital Group California Short-Term Municipal Fund	138,256	1,769	(28)	1,741
Capital Group Core Bond Fund	318,733	4,067	(1,230)	2,837
Capital Group Global Equity Fund	403,705	92,675	(4,256)	88,419
Capital Group Non-U.S. Equity Fund	1,562,144	147,870	(27,125)	120,745
Capital Group U.S. Equity Fund	142,744	43,414	(824)	42,590

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 26, 2014